Loans and advances to customers - Loans to customers, net of impairment losses (Details) - EUR (€) € in Millions	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Loans And Advances To Customers Line Items
Loans to customers, net of impairment losses	€ 901,894
Refinanced and restructured transactions	20,997
Advances to customers	14,305
Financial assets	176,554	€ 184,596	€ 191,124
Customers
Loans And Advances To Customers Line Items
Financial assets	916,199	€ 942,218	€ 882,921
Less than or equal to 40%
Loans And Advances To Customers Line Items
Loans to customers, net of impairment losses	110,564
Refinanced and restructured transactions	2,965
More than 40% and less than or equal to 60%
Loans And Advances To Customers Line Items
Loans to customers, net of impairment losses	129,301
Refinanced and restructured transactions	2,640
More than 60% and less than or equal to 80%
Loans And Advances To Customers Line Items
Loans to customers, net of impairment losses	138,732
Refinanced and restructured transactions	2,430
More than 80% and less than or equal to 100%
Loans And Advances To Customers Line Items
Loans to customers, net of impairment losses	146,656
Refinanced and restructured transactions	2,560
More than 100%
Loans And Advances To Customers Line Items
Loans to customers, net of impairment losses	60,318
Refinanced and restructured transactions	5,124
Public sector
Loans And Advances To Customers Line Items
Loans to customers, net of impairment losses	21,227
Public sector | Less than or equal to 40%
Loans And Advances To Customers Line Items
Loans to customers, net of impairment losses	95
Public sector | More than 40% and less than or equal to 60%
Loans And Advances To Customers Line Items
Loans to customers, net of impairment losses	78
Public sector | More than 60% and less than or equal to 80%
Loans And Advances To Customers Line Items
Loans to customers, net of impairment losses	41
Public sector | More than 80% and less than or equal to 100%
Loans And Advances To Customers Line Items
Loans to customers, net of impairment losses	483
Public sector | More than 100%
Loans And Advances To Customers Line Items
Loans to customers, net of impairment losses	20
Other financial institutions (financial business activity)
Loans And Advances To Customers Line Items
Loans to customers, net of impairment losses	62,827
Other financial institutions (financial business activity) | Less than or equal to 40%
Loans And Advances To Customers Line Items
Loans to customers, net of impairment losses	845
Other financial institutions (financial business activity) | More than 40% and less than or equal to 60%
Loans And Advances To Customers Line Items
Loans to customers, net of impairment losses	842
Other financial institutions (financial business activity) | More than 60% and less than or equal to 80%
Loans And Advances To Customers Line Items
Loans to customers, net of impairment losses	427
Other financial institutions (financial business activity) | More than 80% and less than or equal to 100%
Loans And Advances To Customers Line Items
Loans to customers, net of impairment losses	39,371
Other financial institutions (financial business activity) | More than 100%
Loans And Advances To Customers Line Items
Loans to customers, net of impairment losses	547
Non-financial corporations and individual entrepreneurs (non-financial business activity)
Loans And Advances To Customers Line Items
Loans to customers, net of impairment losses	319,853
Non-financial corporations and individual entrepreneurs (non-financial business activity) | Less than or equal to 40%
Loans And Advances To Customers Line Items
Loans to customers, net of impairment losses	25,175
Non-financial corporations and individual entrepreneurs (non-financial business activity) | More than 40% and less than or equal to 60%
Loans And Advances To Customers Line Items
Loans to customers, net of impairment losses	24,194
Non-financial corporations and individual entrepreneurs (non-financial business activity) | More than 60% and less than or equal to 80%
Loans And Advances To Customers Line Items
Loans to customers, net of impairment losses	21,678
Non-financial corporations and individual entrepreneurs (non-financial business activity) | More than 80% and less than or equal to 100%
Loans And Advances To Customers Line Items
Loans to customers, net of impairment losses	45,270
Non-financial corporations and individual entrepreneurs (non-financial business activity) | More than 100%
Loans And Advances To Customers Line Items
Loans to customers, net of impairment losses	20,675
Households - other
Loans And Advances To Customers Line Items
Loans to customers, net of impairment losses	497,987
Households - other | Less than or equal to 40%
Loans And Advances To Customers Line Items
Loans to customers, net of impairment losses	84,449
Households - other | More than 40% and less than or equal to 60%
Loans And Advances To Customers Line Items
Loans to customers, net of impairment losses	104,187
Households - other | More than 60% and less than or equal to 80%
Loans And Advances To Customers Line Items
Loans to customers, net of impairment losses	116,586
Households - other | More than 80% and less than or equal to 100%
Loans And Advances To Customers Line Items
Loans to customers, net of impairment losses	61,532
Households - other | More than 100%
Loans And Advances To Customers Line Items
Loans to customers, net of impairment losses	39,076
Without collateral
Loans And Advances To Customers Line Items
Loans to customers, net of impairment losses	316,323
Refinanced and restructured transactions	5,278
Without collateral | Public sector
Loans And Advances To Customers Line Items
Loans to customers, net of impairment losses	20,510
Without collateral | Other financial institutions (financial business activity)
Loans And Advances To Customers Line Items
Loans to customers, net of impairment losses	20,795
Without collateral | Non-financial corporations and individual entrepreneurs (non-financial business activity)
Loans And Advances To Customers Line Items
Loans to customers, net of impairment losses	182,861
Without collateral | Households - other
Loans And Advances To Customers Line Items
Loans to customers, net of impairment losses	92,157
With property collateral
Loans And Advances To Customers Line Items
Loans to customers, net of impairment losses	396,180
Refinanced and restructured transactions	12,327
With property collateral | Public sector
Loans And Advances To Customers Line Items
Loans to customers, net of impairment losses	216
With property collateral | Other financial institutions (financial business activity)
Loans And Advances To Customers Line Items
Loans to customers, net of impairment losses	1,291
With property collateral | Non-financial corporations and individual entrepreneurs (non-financial business activity)
Loans And Advances To Customers Line Items
Loans to customers, net of impairment losses	63,463
With property collateral | Households - other
Loans And Advances To Customers Line Items
Loans to customers, net of impairment losses	331,210
With other collateral
Loans And Advances To Customers Line Items
Loans to customers, net of impairment losses	189,391
Refinanced and restructured transactions	3,392
With other collateral | Public sector
Loans And Advances To Customers Line Items
Loans to customers, net of impairment losses	501
With other collateral | Other financial institutions (financial business activity)
Loans And Advances To Customers Line Items
Loans to customers, net of impairment losses	40,741
With other collateral | Non-financial corporations and individual entrepreneurs (non-financial business activity)
Loans And Advances To Customers Line Items
Loans to customers, net of impairment losses	73,529
With other collateral | Households - other
Loans And Advances To Customers Line Items
Loans to customers, net of impairment losses	74,620
Construction and property development | Non-financial corporations and individual entrepreneurs (non-financial business activity)
Loans And Advances To Customers Line Items
Loans to customers, net of impairment losses	16,804
Construction and property development | Non-financial corporations and individual entrepreneurs (non-financial business activity) | Less than or equal to 40%
Loans And Advances To Customers Line Items
Loans to customers, net of impairment losses	5,340
Construction and property development | Non-financial corporations and individual entrepreneurs (non-financial business activity) | More than 40% and less than or equal to 60%
Loans And Advances To Customers Line Items
Loans to customers, net of impairment losses	4,713
Construction and property development | Non-financial corporations and individual entrepreneurs (non-financial business activity) | More than 60% and less than or equal to 80%
Loans And Advances To Customers Line Items
Loans to customers, net of impairment losses	1,538
Construction and property development | Non-financial corporations and individual entrepreneurs (non-financial business activity) | More than 80% and less than or equal to 100%
Loans And Advances To Customers Line Items
Loans to customers, net of impairment losses	1,180
Construction and property development | Non-financial corporations and individual entrepreneurs (non-financial business activity) | More than 100%
Loans And Advances To Customers Line Items
Loans to customers, net of impairment losses	1,413
Construction and property development | Without collateral | Non-financial corporations and individual entrepreneurs (non-financial business activity)
Loans And Advances To Customers Line Items
Loans to customers, net of impairment losses	2,620
Construction and property development | With property collateral | Non-financial corporations and individual entrepreneurs (non-financial business activity)
Loans And Advances To Customers Line Items
Loans to customers, net of impairment losses	9,375
Construction and property development | With other collateral | Non-financial corporations and individual entrepreneurs (non-financial business activity)
Loans And Advances To Customers Line Items
Loans to customers, net of impairment losses	4,809
Civil engineering construction | Non-financial corporations and individual entrepreneurs (non-financial business activity)
Loans And Advances To Customers Line Items
Loans to customers, net of impairment losses	3,300
Civil engineering construction | Non-financial corporations and individual entrepreneurs (non-financial business activity) | Less than or equal to 40%
Loans And Advances To Customers Line Items
Loans to customers, net of impairment losses	113
Civil engineering construction | Non-financial corporations and individual entrepreneurs (non-financial business activity) | More than 40% and less than or equal to 60%
Loans And Advances To Customers Line Items
Loans to customers, net of impairment losses	230
Civil engineering construction | Non-financial corporations and individual entrepreneurs (non-financial business activity) | More than 60% and less than or equal to 80%
Loans And Advances To Customers Line Items
Loans to customers, net of impairment losses	162
Civil engineering construction | Non-financial corporations and individual entrepreneurs (non-financial business activity) | More than 80% and less than or equal to 100%
Loans And Advances To Customers Line Items
Loans to customers, net of impairment losses	731
Civil engineering construction | Non-financial corporations and individual entrepreneurs (non-financial business activity) | More than 100%
Loans And Advances To Customers Line Items
Loans to customers, net of impairment losses	101
Civil engineering construction | Without collateral | Non-financial corporations and individual entrepreneurs (non-financial business activity)
Loans And Advances To Customers Line Items
Loans to customers, net of impairment losses	1,963
Civil engineering construction | With property collateral | Non-financial corporations and individual entrepreneurs (non-financial business activity)
Loans And Advances To Customers Line Items
Loans to customers, net of impairment losses	280
Civil engineering construction | With other collateral | Non-financial corporations and individual entrepreneurs (non-financial business activity)
Loans And Advances To Customers Line Items
Loans to customers, net of impairment losses	1,057
Large companies | Non-financial corporations and individual entrepreneurs (non-financial business activity)
Loans And Advances To Customers Line Items
Loans to customers, net of impairment losses	167,390
Large companies | Non-financial corporations and individual entrepreneurs (non-financial business activity) | Less than or equal to 40%
Loans And Advances To Customers Line Items
Loans to customers, net of impairment losses	8,775
Large companies | Non-financial corporations and individual entrepreneurs (non-financial business activity) | More than 40% and less than or equal to 60%
Loans And Advances To Customers Line Items
Loans to customers, net of impairment losses	7,358
Large companies | Non-financial corporations and individual entrepreneurs (non-financial business activity) | More than 60% and less than or equal to 80%
Loans And Advances To Customers Line Items
Loans to customers, net of impairment losses	9,025
Large companies | Non-financial corporations and individual entrepreneurs (non-financial business activity) | More than 80% and less than or equal to 100%
Loans And Advances To Customers Line Items
Loans to customers, net of impairment losses	23,111
Large companies | Non-financial corporations and individual entrepreneurs (non-financial business activity) | More than 100%
Loans And Advances To Customers Line Items
Loans to customers, net of impairment losses	8,734
Large companies | Without collateral | Non-financial corporations and individual entrepreneurs (non-financial business activity)
Loans And Advances To Customers Line Items
Loans to customers, net of impairment losses	110,387
Large companies | With property collateral | Non-financial corporations and individual entrepreneurs (non-financial business activity)
Loans And Advances To Customers Line Items
Loans to customers, net of impairment losses	20,994
Large companies | With other collateral | Non-financial corporations and individual entrepreneurs (non-financial business activity)
Loans And Advances To Customers Line Items
Loans to customers, net of impairment losses	36,009
SMEs and individual entrepreneurs | Non-financial corporations and individual entrepreneurs (non-financial business activity)
Loans And Advances To Customers Line Items
Loans to customers, net of impairment losses	132,359
SMEs and individual entrepreneurs | Non-financial corporations and individual entrepreneurs (non-financial business activity) | Less than or equal to 40%
Loans And Advances To Customers Line Items
Loans to customers, net of impairment losses	10,947
SMEs and individual entrepreneurs | Non-financial corporations and individual entrepreneurs (non-financial business activity) | More than 40% and less than or equal to 60%
Loans And Advances To Customers Line Items
Loans to customers, net of impairment losses	11,893
SMEs and individual entrepreneurs | Non-financial corporations and individual entrepreneurs (non-financial business activity) | More than 60% and less than or equal to 80%
Loans And Advances To Customers Line Items
Loans to customers, net of impairment losses	10,953
SMEs and individual entrepreneurs | Non-financial corporations and individual entrepreneurs (non-financial business activity) | More than 80% and less than or equal to 100%
Loans And Advances To Customers Line Items
Loans to customers, net of impairment losses	20,248
SMEs and individual entrepreneurs | Non-financial corporations and individual entrepreneurs (non-financial business activity) | More than 100%
Loans And Advances To Customers Line Items
Loans to customers, net of impairment losses	10,427
SMEs and individual entrepreneurs | Without collateral | Non-financial corporations and individual entrepreneurs (non-financial business activity)
Loans And Advances To Customers Line Items
Loans to customers, net of impairment losses	67,891
SMEs and individual entrepreneurs | With property collateral | Non-financial corporations and individual entrepreneurs (non-financial business activity)
Loans And Advances To Customers Line Items
Loans to customers, net of impairment losses	32,814
SMEs and individual entrepreneurs | With other collateral | Non-financial corporations and individual entrepreneurs (non-financial business activity)
Loans And Advances To Customers Line Items
Loans to customers, net of impairment losses	31,654
Residential | Households - other
Loans And Advances To Customers Line Items
Loans to customers, net of impairment losses	324,152
Residential | Households - other | Less than or equal to 40%
Loans And Advances To Customers Line Items
Loans to customers, net of impairment losses	77,764
Residential | Households - other | More than 40% and less than or equal to 60%
Loans And Advances To Customers Line Items
Loans to customers, net of impairment losses	98,134
Residential | Households - other | More than 60% and less than or equal to 80%
Loans And Advances To Customers Line Items
Loans to customers, net of impairment losses	108,699
Residential | Households - other | More than 80% and less than or equal to 100%
Loans And Advances To Customers Line Items
Loans to customers, net of impairment losses	33,426
Residential | Households - other | More than 100%
Loans And Advances To Customers Line Items
Loans to customers, net of impairment losses	4,566
Residential | Without collateral | Households - other
Loans And Advances To Customers Line Items
Loans to customers, net of impairment losses	1,563
Residential | With property collateral | Households - other
Loans And Advances To Customers Line Items
Loans to customers, net of impairment losses	322,100
Residential | With other collateral | Households - other
Loans And Advances To Customers Line Items
Loans to customers, net of impairment losses	489
Consumer loans | Households - other
Loans And Advances To Customers Line Items
Loans to customers, net of impairment losses	157,118
Consumer loans | Households - other | Less than or equal to 40%
Loans And Advances To Customers Line Items
Loans to customers, net of impairment losses	3,401
Consumer loans | Households - other | More than 40% and less than or equal to 60%
Loans And Advances To Customers Line Items
Loans to customers, net of impairment losses	3,529
Consumer loans | Households - other | More than 60% and less than or equal to 80%
Loans And Advances To Customers Line Items
Loans to customers, net of impairment losses	4,837
Consumer loans | Households - other | More than 80% and less than or equal to 100%
Loans And Advances To Customers Line Items
Loans to customers, net of impairment losses	23,897
Consumer loans | Households - other | More than 100%
Loans And Advances To Customers Line Items
Loans to customers, net of impairment losses	33,222
Consumer loans | Without collateral | Households - other
Loans And Advances To Customers Line Items
Loans to customers, net of impairment losses	88,232
Consumer loans | With property collateral | Households - other
Loans And Advances To Customers Line Items
Loans to customers, net of impairment losses	1,621
Consumer loans | With other collateral | Households - other
Loans And Advances To Customers Line Items
Loans to customers, net of impairment losses	67,265
Other purposes | Households - other
Loans And Advances To Customers Line Items
Loans to customers, net of impairment losses	16,717
Other purposes | Households - other | Less than or equal to 40%
Loans And Advances To Customers Line Items
Loans to customers, net of impairment losses	3,284
Other purposes | Households - other | More than 40% and less than or equal to 60%
Loans And Advances To Customers Line Items
Loans to customers, net of impairment losses	2,524
Other purposes | Households - other | More than 60% and less than or equal to 80%
Loans And Advances To Customers Line Items
Loans to customers, net of impairment losses	3,050
Other purposes | Households - other | More than 80% and less than or equal to 100%
Loans And Advances To Customers Line Items
Loans to customers, net of impairment losses	4,209
Other purposes | Households - other | More than 100%
Loans And Advances To Customers Line Items
Loans to customers, net of impairment losses	1,288
Other purposes | Without collateral | Households - other
Loans And Advances To Customers Line Items
Loans to customers, net of impairment losses	2,362
Other purposes | With property collateral | Households - other
Loans And Advances To Customers Line Items
Loans to customers, net of impairment losses	7,489
Other purposes | With other collateral | Households - other
Loans And Advances To Customers Line Items
Loans to customers, net of impairment losses	€ 6,866